Long Term Debt (Long Term Maturities) (Details) $ in Millions	Dec. 31, 2017 CAD ($)
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2018	$ 741
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2019	1,105
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2020	646
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2021	2,204
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2022	468
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal Thereafter	8,784
Total debt maturities including current portion	13,948
Emera Inc
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2018	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2019	225
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2020	133
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2021	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2022	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal Thereafter	2,005
Total debt maturities including current portion	2,363
Emera US Finance LP [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2018	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2019	627
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2020	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2021	941
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2022	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal Thereafter	2,509
Total debt maturities including current portion	4,077
TECO Finance, Inc. [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2018	314
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2019	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2020	376
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2021	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2022	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal Thereafter	0
Total debt maturities including current portion	690
Emera Maine [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2018	6
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2019	51
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2020	37
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2021	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2022	113
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal Thereafter	201
Total debt maturities including current portion	408
Nova Scotia Power Inc. [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2018	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2019	95
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2020	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2021	364
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2022	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal Thereafter	1,965
Total debt maturities including current portion	2,424
EBP [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2018	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2019	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2020	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2021	248
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2022	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal Thereafter	0
Total debt maturities including current portion	248
Grand Bahama Power Company Limited [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2018	12
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2019	15
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2020	45
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2021	22
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2022	31
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal Thereafter	41
Total debt maturities including current portion	166
The Barbados Light and Power Company Limited [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2018	28
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2019	29
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2020	55
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2021	28
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2022	11
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal Thereafter	93
Total debt maturities including current portion	244
Tampa Electric Division [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2018	319
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2019	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2020	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2021	291
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2022	282
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal Thereafter	1,518
Total debt maturities including current portion	2,410
New Mexico Gas Company [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2018	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2019	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2020	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2021	251
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2022	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal Thereafter	88
Total debt maturities including current portion	339
Peoples Gas System Division [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2018	62
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2019	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2020	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2021	59
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2022	31
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal Thereafter	176
Total debt maturities including current portion	328
New Mexico Gas Incorporate [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2018	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2019	63
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2020	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2021	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal in 2022	0
Long-term Debt and Capital Lease Obligations, Maturities, Repayments of Principal Thereafter	188
Total debt maturities including current portion	$ 251